ProShares Inflation Expectations Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	9.51%	7.64%	2.96%
ICE U.S. Treasury Core Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.71%	(0.68%)	0.82%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3],[4]	1.25%	(0.33%)	1.35%
None
Prospectus [Line Items]
Average Annual Return, Percent		9.44%	7.29%	3.04%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.36%	6.04%	1.99%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.55%	5.14%	1.85%

[1]	Index performance through April 17, 2016 reflects the performance of the Credit Suisse 30-Year Inflation Breakeven Index. Index performance beginning on April 18, 2016 reflects the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. Effective April 1, 2026 the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index was restated to reflect the re-addition of reinvestment return on the cash equivalent security.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[3]	After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.